Income Taxes (Tables)	12 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision

The reconciliation of income tax expense computed at the U.S. federal statutory rate of 21% to the income tax provision for the years ended June 30, 2020 and 2019 is as follows:

	Year Ended
	June 30, 2020	June 30, 2019

Taxes under statutory US tax rates	$(995,552)	$(1,209,258)
Increase (decrease) in valuation allowance	1,137,716	1,394,444
Prior period adjustment	(14,624)	-
Foreign tax rate differential	(128,492)	(186,286)
Other	952	1,100
Income tax (expense) benefit	$-	$-

Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities consist of the following:

	Year Ended
	June 30, 2020	June 30, 2019
Deferred tax assets
Warrant Derivative Liability	$7,403	$7,403
Accrued Expenses	297,086	198,193
Prepaid Investor Services	470,050	414,396
Non-cash interest	596,004	-
Intangibles (Intellectual Property and Patent Cost)	240,428	212,881
Deferred Rent	1,969	-
Formation Expense	7,208	7,208
Net Operating Loss carry forward	7,438,911	6,573,215
Foreign Exchange Loss (OCI)	(39,379)	(39,379)
Revalue of derivative liability	438,239	519,151
Stock Based Compensation	51,481	51,481
Total Deferred tax assets	$9,509,400	$7,944,549

Deferred tax liabilities
R&D	$(177,702)	$(139,833)
Gain on extinguishment of debt	(266,987)	-
Capital Raising Costs	(255,614)	(133,335)
Total deferred tax liabilities	$(700,303)	$(273,168)

Net deferred tax assets	$8,809,097	$7,671,381
Valuation allowance	(8,809,097)	(7,671,381)
Net deferred taxes	$-	$-